License, Clinical Trial and Sponsored Research Agreements (License Agreements) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
License, Clinical Trial and Sponsored Research Agreements
Research and development for licenses acquired	$ 527,000	$ 1,474,000
License agreements
License, Clinical Trial and Sponsored Research Agreements
Research and development for licenses acquired	527,000	1,474,000
CSL Behring (Calimmune) | License agreements
License, Clinical Trial and Sponsored Research Agreements
Research and development for licenses acquired	50,000	40,000
Leiden University Medical Center | License agreements
License, Clinical Trial and Sponsored Research Agreements
Research and development for licenses acquired	50,000	40,000
Fortress Annual Stock Dividend | License agreements
License, Clinical Trial and Sponsored Research Agreements
Research and development for licenses acquired	477,000	1,109,000
Fortress Biotech, Inc
License, Clinical Trial and Sponsored Research Agreements
Research and development for licenses acquired	$ 500,000	1,100,000
IV/ICV | City of Hope National Medical Center | License agreements
License, Clinical Trial and Sponsored Research Agreements
Research and development for licenses acquired		125,000
HER2 (MB 103) | City of Hope National Medical Center | License agreements
License, Clinical Trial and Sponsored Research Agreements
Research and development for licenses acquired		$ 200,000